Customer deposits (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Customer Deposits [Line Items]
Advances for real estate property under development	$ 846,248,749	$ 881,684,760
Add: (decrease)/ increase in revenue recognized in excess of amounts received from customers	4,120,798	(18,022,093)
Less: recognized as progress billings (see Note 3)	(775,084,144)	(813,462,059)
Total net balance	$ 75,285,403	$ 50,200,608
Customer deposits backed by mortgage loans, percentage			40.00%	80.00%